Scharf Multi-Asset Opportunity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 64.59%	Value
	Aerospace and Defense - 2.81%
2,836	Lockheed Martin Corp.	$1,379,686

	Beverages - 4.07%
3,623	Constellation Brands, Inc. - Class A	839,630
12,321	Heineken N.V. (b)	1,159,047
		1,998,677
	Capital Markets - 0.64%
2,025	Brookfield Asset Management Ltd. - Class A (a)	58,057
8,100	Brookfield Corp.	254,826
		312,883
	Chemicals - 3.00%
45,137	Valvoline, Inc.	1,473,723

	Commercial Services & Supplies - 1.72%
40,071	MillerKnoll, Inc.	841,892

	Diversified Financial Services - 4.84%
7,690	Berkshire Hathaway, Inc. - Class B (a)	2,375,441

	Entertainment - 2.03%
13,026	Activision Blizzard, Inc.	997,140

	Health Care Equipment & Supplies - 1.56%
57,225	Smith & Nephew plc	767,580

	Health Care Providers & Services - 12.15%
21,139	Centene Corp. (a)	1,733,609
18,750	CVS Health Corp.	1,747,313
6,626	McKesson Corp.	2,485,545
		5,966,467
	Insurance - 3.49%
1,299	Markel Corp. (a)	1,711,419

	Interactive Media & Services - 0.55%
2,363	Baidu, Inc. - ADR (a)	270,280

	Internet & Direct Marketing Retail - 2.89%
704	Booking Holdings, Inc. (a)	1,418,757

	IT Services - 4.15%
16,146	Cognizant Technology Solutions Corp. - Class A	923,390
11,021	Fiserv, Inc. (a)	1,113,892
		2,037,282
	Media - 2.90%
40,767	Comcast Corp. - Class A	1,425,622

	Personal Products - 2.08%
20,317	Unilever plc - ADR	1,022,961

	Pharmaceuticals - 5.72%
7,692	Johnson & Johnson	1,358,792
15,944	Novartis AG - ADR	1,446,439
		2,805,231
	Road & Rail - 1.68%
11,068	Canadian Pacific Railway, Ltd. (b)	825,562

	Software - 6.25%
6,067	Microsoft Corp.	1,454,988
19,750	Oracle Corp.	1,614,365
		3,069,353
	Specialty Retail - 2.06%
6,869	Advance Auto Parts, Inc.	1,009,949
	TOTAL COMMON STOCKS (Cost $23,358,398)	31,709,905

	PREFERRED STOCKS - 4.24%
	Capital Markets - 1.40%
700,000	Charles Schwab Corp. - Series G, 5.375%	688,100

	Closed-End Funds - 0.69%
6,900	GDL Fund - Series C, 4.00%	338,997

	Technology Hardware, Storage & Peripherals - 2.15%
26,435	Samsung Electronics Co., Ltd., 2.15% (b)	1,055,728
	TOTAL PREFERRED STOCKS (Cost $1,533,165)	2,082,825

	REITs - 1.40%
	Equity Real Estate Investment Trusts (REITs) - 1.40%
1	Orion Office REIT, Inc.	9
10,800	Realty Income Corp.	685,044
	TOTAL REITs (Cost $667,709)	685,053

	EXCHANGE-TRADED FUNDS - 3.78%
36,030	iShares Silver Trust (a)	793,381
6,263	SPDR Gold Shares (a)	1,062,455
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,374,563)	1,855,836

Principal
Amount	CORPORATE BONDS - 5.19%
	Beverages - 0.58%
	Coca-Cola Consolidated, Inc. - Class B
$150,000	3.80%, 11/25/2025	145,949
	Coca-Cola Refreshments USA, LLC
125,000	6.75%, 9/15/2028	136,915
		282,864
	Computer and Electronic Product Manufacturing - 0.18%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	89,460
	Credit Intermediation and Related Activities - 0.xx%
	JPMorgan Chase Financial Co., LLC
100,000	5.00%, 9/16/2027	98,231
	Entertainment - 0.31%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	151,734
	Food Products - 0.81%
	Bestfoods, Inc.
150,000	7.25%, 12/15/2026	164,224
	Internet & Direct Marketing Retail - 0.31%
	Amazon.com, Inc.
150,000	5.20%, 12/3/2025	152,771
	IT Services - 0.32%
	International Business Machines Corp.
150,000	7.00%, 10/30/2025	158,613
	Petroleum and Coal Products Manufacturing - 1.11%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	541,811
	Pharmaceutical and Medicine Manufacturing - 0.31%
	Wyeth LLC
150,000	6.45%, 2/1/2024	152,775
	Securities and Commodity Contracts Intermediation and Brokerage - 1.54%
	Goldman Sachs Group, Inc.
1,001,000	5.528%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	757,096
	TOTAL CORPORATE BONDS (Cost $2,617,149)	2,549,579

	MUNICIPAL BONDS - 5.44%
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
120,000	7.875%, 2/1/2026, Series 2011B	120,378
	California Infrastructure & Economic Development Bank Revenue - Taxable
130,000	3.25%, 7/1/2026	123,223
	City of New York, General Obligation, Build America Bonds
175,000	5.887%, 12/1/2024	178,174
35,000	5.424%, 3/1/2025	35,376
	City of San Jose, General Obligation Unlimited Bond
175,000	2.60%, 9/1/2027	156,173
	Lake of Elsinore California Improvement Bond Act 1915, Limited Obligation, Refunding Taxable Reassessment District No. 2021-1
150,000	1.153%, 9/2/2025	135,486
	Los Angeles Department of Water & Power Water System Revenue
85,000	5.381%, 7/1/2024	85,568
	Pasadena California Pension Obligation Refunding Taxable - Series B
100,000	4.625%, 5/1/2038	99,798
	San Francisco Bay Area Toll Authority, Revenue Bonds
100,000	2.234%, 4/1/2023	99,483
65,000	6.793%, 4/1/2030	68,312
	San Francisco City & County Airport Comm-San Francisco International Airport
180,000	2.293%, 5/1/2028	158,548
	San Jose Redevelopment Agency Successor Agency
250,000	3.176%, 8/1/2026	235,318
	Solano County Community College District
100,000	5.250%, 8/1/2032	100,139
	State of California, Build America Bonds
15,000	4.988%, 4/1/2039	14,556
	State of California, General Obligation Unlimited Bond
125,000	2.25%, 10/1/2023	123,178
100,000	3.375%, 4/1/2025	97,462
200,000	2.65%, 4/1/2026	188,173
	State of Connecticut, Build America Bonds
25,000	5.30%, 12/1/2023	25,162
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	14,727
	State of Hawaii, Build America Bonds, Taxable
25,000	5.10%, 2/1/2024	25,152
	State of Mississippi, Build America Bonds
100,000	4.511%, 11/1/2024	99,841
	State of Oregon, General Obligation, Board of Higher Educations - Taxable
5,000	5.742%, 8/1/2024	5,068
	Toledo City School District, General Obligation Bond, Taxable
225,000	5.00%, 12/1/2024	225,943
	University of California, General Obligation, Build America Bonds
150,000	4.062%, 5/15/2033	149,537
100,000	6.296%, 5/15/2050	104,547
	TOTAL MUNICIPAL BONDS (Cost $2,790,737)	2,669,322

	OTHER SECURITIES - 2.66%
	Independent Power and Renewable Electricity Producers - 2.66%
26,200	Tennessee Valley Authority, Series D, PAARS, Power Bond	580,592
	2.134%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2028 (c)
33,100	Tennessee Valley Authority, Series A, Power Bond	723,897
	2.216%, (reset annually @ CMT 30 year index average + 84 bps if lower than current rate), 5/1/2029 (c)
	TOTAL OTHER SECURITIES (Cost $1,431,965)	1,304,489

Shares	SHORT-TERM INVESTMENTS - 12.38%
	Money Market Fund - 2.43%
1,192,667	First American Treasury Obligations Fund, Class Z, 4.16% (d)	1,192,667
	TOTAL MONEY MARKET FUND (Cost $1,192,667)	1,192,667

Principal
Amount
	U.S. Treasury Note - 1.01%
$500,000	U.S. Treasury Note
	1.50%, 3/31/2023	496,492
	TOTAL U.S. TREASURY NOTE (Cost $498,965)	496,492

	U.S. Treasury Bills - 8.94%
352,000	3.92%, 1/24/2023 (e)	351,213
1,000,000	2.87%, 2/23/2023 (e)	993,989
1,700,000	3.46%, 4/20/2023 (e)	1,677,861
500,000	4.41%, 5/4/2023 (e)	492,461
400,000	3.62%, 7/13/2023 (e)	390,504
500,000	4.16%, 10/5/2023 (e)	483,126
	TOTAL U.S. TREASURY BILLS (Cost $4,397,820)	4,389,154
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,089,452)	6,078,313

	Total Investments in Securities (Cost $39,863,138) - 99.68%	48,935,322
	Other Assets in Excess of Liabilities - 0.32%	155,447
	TOTAL NET ASSETS - 100.00%	$49,090,769

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2022.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2022.
(e)	Rate shown is the discount rate at December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Scharf Multi-Asset Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,693,042	$-	$-	$2,693,042
Consumer Discretionary	2,428,706	-	-	2,428,706
Consumer Staples	3,021,638	-	-	3,021,638
Financials	4,399,743	-	-	4,399,743
Health Care	9,539,278	-	-	9,539,278
Industrials	3,047,140	-	-	3,047,140
Information Technology	5,106,635	-	-	5,106,635
Materials	1,473,723	-	-	1,473,723
Total Common Stocks	31,709,905	-	-	31,709,905
Preferred Stocks
Capital Markets	-	688,100	-	688,100
Closed-End Funds	338,997	-	-	338,997
Information Technology	1,055,728	-	-	1,055,728
Total Preferred Stocks	1,394,725	688,100	-	2,082,825
REITs	685,053	-	-	685,053
Exchange-Traded Funds	1,855,836	-	-	1,855,836
Fixed Income
Corporate Bonds	-	2,549,579	-	2,549,579
Municipal Bonds	-	2,669,322	-	2,669,322
Total Fixed Income	-	5,218,901	-	5,218,901
Other Securities	1,304,489	-	-	1,304,489
Money Market Fund	1,192,667	-	-	1,192,667
U.S. Treasury Note	-	496,492	-	496,492
U.S. Treasury Bills	-	4,389,154	-	4,389,154
Total Investments in Securities	$38,142,675	$10,792,647	$-	$48,935,322

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.